Loans and borrowings - Summary of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,425,633	$ 1,163,900
Current maturities	(196,602)	(127,946)
Loans and borrowings long-term	1,229,031	1,035,954
Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	896,607
Borrowing due through 2022 [member]
Disclosure of detailed information about borrowings [line items]
Loan payable	50,014
Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		663,293
Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	235,632	279,778
Senior Convertible Notes Due Through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 243,380	$ 220,829
Effective interest rates of borrowings	14.68%	14.68%
Bottom of range [member] | Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	0.97%
Bottom of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.49%
Bottom of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	0.31%	0.42%
Top of range [member] | Borrowing due through 2033 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.70%
Top of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		4.45%
Top of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.47%	1.66%